Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The following is a summary of the carrying value of property, plant and equipment (“PP&E”):

	Buildings, Plant and Equipment	Mineral Properties	Capitalized Stripping Costs	Construction in Progress	Total
Cost
January 1, 2021	$2,040,417	$550,892	$783,996	$102,800	$3,478,105
Additions	14,098	17,819	67,075	115,643	214,635
Disposal	(17,402)	—	—	—	(17,402)
Amount derecognized to loss of control of the Kumtor Mine	(1,036,550)	(186,066)	(792,009)	(99,386)	(2,114,011)
Transfers	61,249	—	—	(61,249)	—
Balance December 31, 2021	$1,061,812	$382,645	$59,062	$57,808	$1,561,327
Additions	11,279	205,518	—	58,310	275,107
Disposal	(2,144)	—	—	—	(2,144)
Transfers	65,196	3,284	—	(68,480)	—
Balance December 31, 2022	$1,136,143	$591,447	$59,062	$47,638	$1,834,290

Accumulated depreciation and other charges
January 1, 2021	$1,149,194	$197,703	$445,141	$—	$1,792,038
Charge for the year	114,634	20,250	13,280	—	148,164
Disposals	(6,329)	—	—	—	(6,329)
Amount derecognized to loss of control of the Kumtor Mine	(905,388)	(155,980)	(423,269)	—	(1,484,637)
Impairment reversal(1)	(125,774)	(34,226)	—	—	(160,000)
Balance December 31, 2021	$226,337	$27,747	$35,152	$—	$289,236
Charge for the year	98,236	20,179	9,472	—	127,887
Disposals	(1,528)	—	—	—	(1,528)
Impairment (2)	80,250	48,950	—	16,703	145,903
Balance December 31, 2022	$403,295	$96,876	$44,624	$16,703	$561,498

Net book value
Balance January 1, 2022	$835,475	$354,898	$23,910	$57,808	$1,272,091
Balance December 31, 2022 (3)	$732,848	$494,571	$14,438	$30,935	$1,272,792
(1)Relates to reversal of impairment of the Mount Milligan Mine (note 7).
(2)Relates to impairment of the Kemess Project (note 7).
(3)Includes exploration and evaluation assets of 326.6 million related to the Goldfield Project and Kemess Project.

During the year ended December 31, 2022, $275.1 million of additions were capitalized to PP&E, including the $208.2 million related to the acquisition of Goldfield Project and associated transaction costs (note 5). During the year ended December 31, 2021, $214.6 million of additions were capitalized to PP&E, inclusive of $95.7 million related to the Kumtor Mine.
During the year ended December 31, 2022, the Company disposed of PP&E with a carrying value of $0.6 million (2021 – $14.9 million). The net gain on disposal of $1.4 million (2021 – net gain of $0.9 million) was recorded in the other non-operating (income) expenses line item in the consolidated statements of loss. As a result of the loss of control of the Kumtor Mine (note 6), assets with a net book value of $629.4 million were derecognized in 2021.